Financial instruments - Foreign exchange risk (Details) - Foreign exchange risk € in Thousands	12 Months Ended
Dec. 31, 2025 EUR (€) € / £ € / ¥ € / $ item D
Financial risk management and financial instruments
Number of exchange rates used for CFaR approach | item	50
Number of trading days in interval for CFaR approach | D	21
Confidence level (as a percent)	95.00%
Holding period	1 year
Net exposure	€ 704,670
CFaR	€ 52,106
Cash flow hedges | USD
Financial risk management and financial instruments
Average hedging rate | € / $	1.1774
Cash flow hedges | CNY
Financial risk management and financial instruments
Average hedging rate | € / ¥	8.2921
Cash flow hedges | GBP
Financial risk management and financial instruments
Average hedging rate | € / £	0.8754
Cash flow hedges | Less than 1 year | USD
Financial risk management and financial instruments
Notional amount	€ 245,536
Cash flow hedges | Less than 1 year | CNY
Financial risk management and financial instruments
Notional amount	163,366
Cash flow hedges | Less than 1 year | GBP
Financial risk management and financial instruments
Notional amount	38,388
Cash flow hedges | 1 - 3 years | USD
Financial risk management and financial instruments
Notional amount	44,743
Cash flow hedges | 1 - 3 years | CNY
Financial risk management and financial instruments
Notional amount	28,367
Cash flow hedges | 1 - 3 years | GBP
Financial risk management and financial instruments
Notional amount	€ 4,835